Interests in Other Entities - Interests in Unconsolidated Structured Entities - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of information about unconsolidated subsidiaries [line items]
Number of credit protection vehicles	3	3
Senior credit linked notes issued	£ 1,184	£ 2,160
Junior credit linked notes issued	£ 619	678
Santander (UK) Common Investment Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	The Santander (UK) Common Investment Fund
Defined benefit assets and obligations	£ 14,100	£ 13,553